INCOME TAX - Non-capital Losses Expiration (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 93,982
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	20,446
Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	190,825
2036 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1
2037 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	44
2038 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	23
2039 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	83
2040 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	619
2040 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	733
2041 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	15,679
2041 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,074
2042 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	11,492
2042 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	3,461
2042 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	16,475
2043 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	7,679
2043 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,108
2043 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	16,512
2044 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	17,502
2044 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	991
2044 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	24,289
2045 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	7,272
2045 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	4,589
2045 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	41,520
2046 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	33,588
2046 | United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	8,490
2046 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 92,029